As filed with the Securities and Exchange Commission on December 16, 2009

Registration Nos. 033-16439 and 811-05159

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 77	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 79	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

388 Market Street

San Francisco, California 94111

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

TERRY R. OTTON

c/o RS Investments

388 Market Street

San Francisco, California 94111

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

One International Place

Boston, MA 02110-2624

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 31, 2009, pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on [date] pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 77 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate December 31, 2009, as the new effective date for Post-Effective Amendment No. 76 filed pursuant to Rule 485(a) under the Securities Act on October 2, 2009. This Post-Effective Amendment No. 77 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 76.

This Amendment relates solely to RS High Yield Municipal Bond Fund, RS Floating Rate Fund, and RS Strategic Income Fund, each a series of RS Investment Trust (the “Trust”). This Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

RS INVESTMENT TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of RS Investment Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on October 2, 2009 (“Amendment No. 76/78”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 76/78 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 2, 2009.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 76/78 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on October 2, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 77 under the Securities Act and Post-Effective Amendment No. 79 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 16th day of December, 2009.

RS Investment Trust

By:	/s/ TERRY R. OTTON
Terry R. Otton
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 77 to RS Investment Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ TERRY R. OTTON Terry R. Otton	Trustee, President and Principal Executive Officer	December 16, 2009

/s/ JAMES E. KLESCEWSKI* James E. Klescewski	Treasurer and Principal Financial and Accounting Officer	December 16, 2009

/s/ JUDSON BERGMAN* Judson Bergman	Trustee	December 16, 2009

/s/ KENNETH R. FITZSIMMONS JR.* Kenneth R. Fitzsimmons, Jr.	Trustee	December 16, 2009

/s/ ANNE M. GOGGIN* Anne M. Goggin	Trustee	December 16, 2009

/s/ DENNIS J. MANNING* Dennis J. Manning	Trustee	December 16, 2009

/s/ CHRISTOPHER C. MELVIN* Christopher C. Melvin	Trustee	December 16, 2009

/s/ GLORIA S. NELUND* Gloria S. Nelund	Trustee	December 16, 2009

/s/ JOHN P. ROHAL* John P. Rohal	Trustee	December 16, 2009

* By:	/s/ BENJAMIN L. DOUGLAS
Benjamin L. Douglas Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith